Financial instruments	12 Months Ended
Dec. 31, 2020
Investments, All Other Investments [Abstract]
Financial instruments
Note 19 - Financial instruments
Forward contracts
Table below sets forth movements in forward contracts:

	December 31,
(In $ millions)	2020	2019	2018
Opening balance	(64.3)	(35.1)	4.4
Unrealized loss on forward contracts	(26.6)	(29.2)	(14.2)
Realized loss/(gain) on forward contracts	90.9	—	(25.3)
Unrealized loss	—	(64.3)	(35.1)
On April 30, 2020, we purchased our forward contract assets and settled in full our forward contract liability position and took delivery of 4.2 million shares in Valaris plc. Total cash required to settle the forward liability was $92.5 million, of which $91.2 million was held as restricted cash at the time of settlement. Total realized loss on expiration of the contracts was $90.9 million.
Subsequently all $4.2 million shares were sold for total proceeds of $3.0 million, resulting in a gain of $1.5 million.
The forward contracts are presented net within current liabilities and consist of:

	December 31,
(In $ millions)	2020	2019
Forward contract assets	—	27.9
Forward contract liabilities	—	(92.2)
Unrealized Loss	—	(64.3)
Call Spread
On May 16, 2018 the Company issued $350.0 million in convertible bonds due in 2023 (the “convertible bonds”) (see note 22). The Company has purchased from Goldman Sachs International call options over 10,453,612 Borr shares with an exercise price of $33.4815 per share to mitigate the economic exposure from a potential exercise of the conversion rights embedded in the convertible bonds. In addition, the Company sold to Goldman Sachs International call options for the same number of shares with an exercise price of $42.6125 per share. The transactions are referred to as the “Call Spread”. The purpose of the Call Spread is to improve the effective conversion premium for the Company in relation to the convertible bonds to 75% over $24.35. The average maturity of the call options purchased and sold is May 14, 2023, with maturities starting on May 16, 2022 and ending on May 16, 2024. The call options bought and sold are European options exercisable only at maturity and are cash settled. The Call Spread is recorded within other long-term assets (see note 20) and with subsequent fair value adjustments recognized within other financial expenses, net. Fair value is determined by using the Black and Scholes model for option pricing. Subsequent fair value adjustments are recognized in the Consolidated Statement of Operations under Other financial income (expenses), net.

We have recognized fair value adjustments in the Consolidated Statement of Operations under Other financial expenses, net as follows:

	For the Years Ended December 31,
(In $ millions)	2020	2019	2018
Change in Fair value of call spread (See note 7)	(2.3)	(0.5)	(25.7)